FHLB Advances and Other Borrowings - Maturity Dates of Outstanding FHLB Advances (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Sep. 30, 2019
FHLB advances
Within 1 year	$ 1,830,000	$ 950,000
1 to 3 years	520,000	750,000
3 to 5 years	350,000	400,000
More than 5 years	0	150,000
FHLB advances	$ 2,700,000	$ 2,250,000